Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Note 8. Commitments and Contingencies
From time to time, the Company becomes involved in claims, vendor disputes and other legal matters arising in the ordinary course of business. The Company investigates these claims as they arise. Although claims are inherently unpredictable, the Company is currently not aware of any matters that, if determined adversely to it, would individually or taken together have a material adverse effect on our business, results of operations, financial position or cash flows. The Company records liabilities for legal and other contingencies when losses are probable and estimable. As of September 30, 2023, the Company has an estimated accrued liability of $
1.1
 million related to a disputed change order with one of its vendors. This accrual is based on management’s estimate of probable outcome, however the amount remains in dispute and could ultimately exceed the amount presently accrued.
The Company enters into agreements in the normal course of business with various vendors, which are generally cancelable upon notice. Payments due upon cancellation consist only of payments for services provided or expenses incurred, including non-cancellable
obligations of service providers, up to the date of cancellation.

14. Commitments and Contingencies
From time to time, the Company becomes involved in claims, vendor disputes and other legal matters arising in the ordinary course of business. The Company investigates these claims as they arise. Although claims are inherently unpredictable, the Company is currently not aware of any matters that, if determined adversely to it, would individually or taken
together have a material adverse effect on our business, results of operations, financial position or cash flows. The Company records liabilities for legal and other contingencies when losses are probable and estimable. During the twelve months ended December 31, 2022 the Company recorded an estimated accrued liability of $
1.1
 million related to a disputed change order with one of its vendors.

The Company enters into agreements in the normal course of business with various vendors, which are generally cancelable upon notice. Payments due upon cancellation consist only of payments for services provided or expenses incurred, including non-cancellable
obligations of service providers, up to the date of cancellation.